UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Alternative Energy (0.9%)
226,536	Range Resources Corp.	$17,191,817

	Asset Management & Custodian (1.6%)
104,722	BlackRock, Inc.	28,339,868

	Automobiles (2.8%)
260,330	Tesla Motors, Inc. (a)	50,353,028

	Biotechnology (3.5%)
797,225	Illumina, Inc. (a)	64,439,697

	Chemicals: Diversified (3.0%)
523,429	Monsanto Co.	54,630,285

	Communications Technology (3.4%)
1,054,106	Motorola Solutions, Inc.	62,592,814

	Computer Services, Software & Systems (24.2%)
3,781,710	Facebook, Inc., Class A (a)	189,993,111
148,097	Google, Inc., Class A (a)	129,719,643
147,638	LinkedIn Corp., Class A (a)	36,327,806
1,290,932	Salesforce.com, Inc. (a)	67,012,280
234,744	Workday, Inc., Class A (a)	18,997,832

		442,050,672

	Computer Technology (4.1%)
114,151	Apple, Inc.	54,421,489
567,755	Yandex N.V., Class A (Russia) (a)	20,677,637

		75,099,126

	Consumer Lending (7.3%)
100,068	Mastercard, Inc., Class A	67,323,749
340,457	Visa, Inc., Class A	65,061,333

		132,385,082

	Diversified Media (2.0%)
389,819	Naspers Ltd., Class N (South Africa)	35,961,184

	Diversified Retail (15.9%)
511,587	Amazon.com, Inc. (a)	159,942,560
4,385,667	Groupon, Inc. (a)	49,163,327
79,549	Priceline.com, Inc. (a)	80,420,061

		289,525,948

	Entertainment (0.5%)
67,488	Liberty Media Corp. (a)	9,930,859

	Financial Data & Systems (1.6%)
742,761	MSCI, Inc. (a)	29,903,558

	Insurance: Property-Casualty (4.2%)
467,017	Arch Capital Group Ltd. (a)	25,279,630
1,873,302	Progressive Corp. (The)	51,010,014

		76,289,644

	Medical Equipment (3.0%)
146,006	Intuitive Surgical, Inc. (a)	54,937,678

	Pharmaceuticals (6.2%)
743,418	Mead Johnson Nutrition Co.	55,206,220
556,033	Valeant Pharmaceuticals International, Inc. (Canada) (a)	58,010,923

		113,217,143

	Recreational Vehicles & Boats (2.9%)
1,642,693	Edenred (France)	53,350,459

	Restaurants (2.8%)
666,028	Starbucks Corp.	51,264,175

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Semiconductors & Components (1.3%)
608,141	First Solar, Inc. (a)		24,453,350

	Textiles Apparel & Shoes (4.9%)
254,024	Christian Dior SA (France)		49,836,618
712,873	Coach, Inc.		38,872,965

			88,709,583

	Total Common Stocks (Cost $1,117,336,998)		1,754,625,970

NUMBER OF SHARES (000)
	Short-Term Investment (4.0%)
	Investment Company
73,531	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $73,530,768)		73,530,768

	Total Investments (Cost $1,190,867,766) (c)(d)	100.1%	1,828,156,738
	Liabilities in Excess of Other Assets	(0.1)	(1,521,867)

	Net Assets	100.0%	$1,826,634,871

(a)	Non-income producing security.
(b)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(c)	The fair value and percentage of net assets, $139,148,261 and 7.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”); Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Alternative Energy	$17,191,817	$—	$—	$17,191,817
Asset Management & Custodian	28,339,868	—	—	28,339,868
Automobiles	50,353,028	—	—	50,353,028
Biotechnology	64,439,697	—	—	64,439,697
Chemicals: Diversified	54,630,285	—	—	54,630,285
Communications Technology	62,592,814	—	—	62,592,814
Computer Services, Software & Systems	442,050,672	—	—	442,050,672
Computer Technology	75,099,126	—	—	75,099,126
Consumer Lending	132,385,082	—	—	132,385,082
Diversified Media	—	35,961,184	—	35,961,184
Diversified Retail	289,525,948	—	—	289,525,948
Entertainment	9,930,859	—	—	9,930,859
Financial Data & Systems	29,903,558	—	—	29,903,558
Insurance: Property-Casualty	76,289,644	—	—	76,289,644
Medical Equipment	54,937,678	—	—	54,937,678
Pharmaceuticals	113,217,143	—	—	113,217,143
Recreational Vehicles & Boats	—	53,350,459	—	53,350,459
Restaurants	51,264,175	—	—	51,264,175
Semiconductors & Components	24,453,350	—	—	24,453,350
Textiles Apparel & Shoes	38,872,965	49,836,618	—	88,709,583

Total Common Stocks	1,615,477,709	139,148,261	—	1,754,625,970

Short-Term Investment - Investment Company	73,530,768	—	—	73,530,768

Total Assets	$1,689,008,477	$139,148,261	$—	$1,828,156,738

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Preferred Stocks
Beginning Balance	$1,046,715
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	7,723,716
Realized gains (losses)	(8,770,431)

Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013.	$—

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013